Condensed Financial Information of the Parent Company	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 22 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

 The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries.

The following represents condensed financial information of the parent company:

CHINA SXT PHARMACEUTICALS, INC. AND SUBSIDIARIES
PARENT COMPANY CONDENSED BALANCE SHEETS

	As of March 31,
	2026	2025
ASSETS
Cash and cash equivalents	10,536,882	231,028
Advance to suppliers	270,000	-
Investments in subsidiaries and consolidated VIE	19,532,886	15,569,167
Total Assets	$30,339,768	$15,800,195

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Accrued expenses and other liabilities	632,346	360,433
Total liabilities	632,346	360,433
Shareholders’ Equity:
Ordinary shares, unlimited shares authorized, no par value, 958,077 class A ordinary shares issued and outstanding 4 class B ordinary shares issued as of March 31, 2026 (91,756 shares issued and outstanding as of March 31, 2025)*	$64,125,702	$44,530,601
Accumulated deficits	(34,220,402)	(28,015,317)
Accumulated other comprehensive loss	(197,878)	(1,075,522)

Total shareholders’ equity	29,707,422	15,439,762
Total liabilities and shareholders’ equity	$30,339,768	$15,800,195

*	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.

CHINA SXT PHARMACEUTICALS, INC. AND SUBSIDIARIES
PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	For the years ended March 31,
	2026	2025	2024
	US$	US$	US$
Share of income (loss) of subsidiaries	$85,013	$(2,114,250)	(2,462,054)
General and administrative expenses	(6,279,660)	(579,713)	(610,178)
Other loss	(10,438)	(609,689)	(26,300)
Net loss	(6,205,085)	(3,303,652)	(3,098,532)

CHINA SXT PHARMACEUTICALS, INC. AND SUBSIDIARIES
PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended March 31,
	2026	2025	2024
	US$	US$	US$
Net cash used in (provided by) operating activities	$(3,983,508)	$(4,221,950)	$1,131,357
Net cash provided by (used in) financing activities	$14,289,362	$3,965,987	$(647,900)
Net increase (decreased) in cash	$10,305,854	$(255,963)	$483,457
Cash at the beginning of the year	$231,028	$486,991	$3,534
Cash at the end of the year	$10,536,882	$231,028	$486,991